Investment Portfolioas of June 30, 2024 (Unaudited)
DWS GNMA Fund
	Principal Amount ($)	Value ($)

Government National Mortgage Association 95.5%
Government National Mortgage Association:
2.0%, with various maturities from 8/20/2050 until 7/1/2054 (a)	148,742,700	120,403,009
2.5%, with various maturities from 8/20/2050 until 7/1/2054 (a)	160,589,044	135,207,335
3.0%, with various maturities from 9/15/2042 until 5/20/2052	124,818,833	109,085,424
3.5%, with various maturities from 11/20/2041 until 7/1/2054 (a)	90,882,641	82,985,038
4.0%, with various maturities from 8/20/2040 until 7/1/2054 (a)	60,967,077	56,544,304
4.25%, 9/15/2041	104,595	100,980
4.49%, with various maturities from 6/15/2041 until 7/15/2041	278,292	272,039
4.5%, with various maturities from 8/15/2039 until 7/1/2054 (a)	38,076,607	36,382,056
4.55%, 1/15/2041	463,105	453,980
4.625%, 5/15/2041	189,531	186,246
5.0%, with various maturities from 3/20/2029 until 7/1/2054 (a)	34,649,966	34,005,298
5.5%, 7/1/2054 (a)	55,000,000	54,570,065
6.0%, 7/1/2054 (a)	50,000,000	50,205,000
6.5%, with various maturities from 6/20/2032 until 7/1/2054 (a)	29,525,044	30,074,762
7.5%, with various maturities from 8/20/2025 until 8/20/2032	30,634	32,199
Total Government National Mortgage Association (Cost $766,051,474)		710,507,735

Asset-Backed 5.0%
Automobile Receivables 0.6%
AmeriCredit Automobile Receivables Trust, “A2B”, Series 2023-1, 30-day average SOFR + 0.73%, 6.063% (b), 10/19/2026	3,139,475	3,142,699
United Auto Credit Securitization Trust, “A”, Series 2024-1, 144A, 6.17%, 8/10/2026	610,614	610,829
World Omni Select Auto Trust, “A2B”, Series 2023-A, 30-day average SOFR + 0.43%, 5.763% (b), 7/15/2026	932,446	932,672
		4,686,200
Credit Card Receivables 4.1%
Citibank Credit Card Issuance Trust, “A6”, Series 2017-A6, 30-day average SOFR + 0.884%, 6.215% (b), 5/14/2029	30,000,000	30,341,727
Miscellaneous 0.3%
MVW Owner Trust, “A”, Series 2019-1A, 144A, 2.89%, 11/20/2036	2,160,527	2,107,252
Total Asset-Backed (Cost $36,544,711)		37,135,179

Commercial Mortgage-Backed Securities 0.6%
FHLMC Multifamily Structured Pass-Through Certificates, “A2”, Series K-150, 3.71%, 9/25/2032 (Cost $4,522,550)	5,000,000	4,629,421

Collateralized Mortgage Obligations 6.8%
Chase Home Lending Mortgage Trust:
“A4”, Series 2024-4, 144A, 6.0%, 3/25/2055	2,959,278	2,949,970
“A11”, Series 2019-ATR1, 144A, 30-day average SOFR + 1.064%, 6.41% (b), 4/25/2049	601,193	582,247
CIM Trust, “A4”, Series 2018-INV1, 144A, 4.0%, 8/25/2048	1,290,835	1,171,724

Federal Home Loan Mortgage Corp.:
“JI”, Series 5058, Interest Only, 2.0%, 1/25/2051	4,187,742	462,327
“CZ”, Series 4113, 3.0%, 9/15/2042	1,399,632	1,090,320
“IJ”, Series 4472, Interest Only, 6.0%, 11/15/2043	3,820,410	723,449
Federal National Mortgage Association:
“PS”, Series 2013-81, Interest Only, 6.036% minus 30-day average SOFR, 0.7% (b), 7/25/2043	3,503,251	303,607
“AY”, Series 2013-6, 2.0%, 2/25/2043	1,244,000	835,934
“IA”, Series 2021-21, Interest Only, 2.0%, 7/25/2047	29,035,989	2,335,004
“I”, Series 2021-57, Interest Only, 2.5%, 7/25/2051	3,458,064	499,346
“LZ”, Series 2013-6, 3.5%, 2/25/2043	1,092,416	853,586
“UI”, Series 2010-126, Interest Only, 5.5%, 10/25/2040	3,329,608	372,121
“IO2”, Series 2007-W8, Interest Only, 6.0%, 9/25/2037	88,970	12,224
“HI”, Series 2010-2, Interest Only, 6.5%, 2/25/2040	1,573,177	351,651
GCAT Trust, “A7”, Series 2023-INV1, 144A, 6.0%, 8/25/2053	6,969,163	6,937,073
Government National Mortgage Association:
“S”, Series 2013-134, Interest Only, 5.486% minus 30-day average SOFR, 0.147% (b), 9/20/2043	6,563,472	383,276
“SB”, Series 2023-57, Interest Only, 6.15% minus 30-day average SOFR, 0.817% (b), 4/20/2053	39,410,436	1,945,019
“SG”, Series 2017-60, Interest Only, 6.356% minus 30-day average SOFR, 1.017% (b), 2/20/2038	6,992,683	538,375
“SD”, Series 2017-60, Interest Only, 6.406% minus 30-day average SOFR, 1.067% (b), 2/20/2038	4,181,213	371,082
“QE”, Series 2021-159, 2.0%, 9/20/2051	8,843,812	7,205,451
“QB”, Series 2017-180, 2.5%, 12/20/2047	1,174,000	960,406
“IA”, Series 2022-155, Interest Only, 2.5%, 10/20/2050	9,939,990	1,432,961
“EI”, Series 2021-105, Interest Only, 2.5%, 5/20/2051	5,131,271	644,396
“CI”, Series 2015-74, Interest Only, 3.0%, 10/16/2039	1,584,177	50,845
“JZ”, Series 2017-110, 3.0%, 7/20/2047	4,305,977	3,392,698
“XZ”, Series 2020-122, 3.0%, 8/20/2050	353,339	198,210
“DI”, Series 2014-102, Interest Only, 3.5%, 7/16/2029	229,277	5,091
“JI”, Series 2013-10, Interest Only, 3.5%, 1/20/2043	6,157,768	1,014,143
“ZG”, Series 2015-99, 3.5%, 7/20/2045	807,586	728,044
“ZC”, Series 2003-86, 4.5%, 10/20/2033	227,119	223,139
“IP”, Series 2014-108, Interest Only, 4.5%, 12/20/2042	1,046,066	40,583
“UZ”, Series 2010-37, 5.0%, 3/20/2040	1,140,576	1,138,930
“Z”, Series 2006-12, 5.5%, 3/20/2036	176,058	178,933
“DZ”, Series 2009-106, 5.5%, 11/20/2039	322,784	329,556
“IA”, Series 2012-64, Interest Only, 5.5%, 5/16/2042	2,299,423	389,677
“NZ”, Series 2023-81, 5.5%, 6/20/2053	529,378	545,829
“CI”, Series 2009-42, Interest Only, 6.0%, 8/16/2035	178,298	36,580
“IP”, Series 2009-118, Interest Only, 6.5%, 12/16/2039	225,048	51,591
JPMorgan Mortgage Trust:
“A6”, Series 2021-6, 144A, 2.5%, 10/25/2051	2,133,843	1,929,470
“A11”, Series 2021-1, 144A, 30-day average SOFR + 0.65%, 5.974% (b), 6/25/2051	3,411,657	3,145,083
“A11”, Series 2020-2, 144A, 30-day average SOFR + 0.914%, 6.0% (b), 7/25/2050	774,818	746,998
“A11”, Series 2019-9, 144A, 30-day average SOFR + 1.014%, 6.36% (b), 5/25/2050	1,449,151	1,373,151
Morgan Stanley Residential Mortgage Loan Trust, “A1”, Series 2024-INV2, 144A, 6.5%, 2/25/2054	2,060,154	2,071,878
Total Collateralized Mortgage Obligations (Cost $55,394,898)		50,551,978

U.S. Government Agency Sponsored Pass-Throughs 4.0%
Federal Home Loan Mortgage Corp., 5.0%, 9/1/2052	6,160,283	5,970,546

Federal National Mortgage Association:
2.0%, 12/1/2051	10,413,996	8,242,699
2.5%, 11/1/2051	7,509,876	6,206,565
5.0%, 7/1/2044	996,376	989,095
6.0%, 1/1/2054	8,353,462	8,479,754
Total U.S. Government Agency Sponsored Pass-Throughs (Cost $32,802,476)		29,888,659

Government & Agency Obligations 1.5%
U.S. Treasury Obligations
U.S. Treasury Bills, 5.185% (c), 9/5/2024 (d)	5,000,000	4,952,158
U.S. Treasury Notes, 2.125%, 9/30/2024	6,194,600	6,144,390
Total Government & Agency Obligations (Cost 11,098,093)		11,096,548

	Shares	Value ($)

Cash Equivalents 26.7%
DWS Central Cash Management Government Fund, 5.36% (e) (Cost $198,791,824)	198,791,824	198,791,824

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,105,206,026)	140.1	1,042,601,344
Other Assets and Liabilities, Net	(40.1)	(298,198,208)
Net Assets	100.0	744,403,136
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2024 are as follows:
Value ($) at 9/30/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2024	Value ($) at 6/30/2024
Cash Equivalents 26.7%
DWS Central Cash Management Government Fund, 5.36% (e)
163,589,399	250,753,280	215,550,855	—	—	7,052,611	—	198,791,824	198,791,824

(a)	When-issued, delayed delivery or forward commitment securities included.
(b)
Variable or floating rate security. These securities are shown at their current rate as of June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(c)	Annualized yield at time of purchase; not a coupon rate.
(d)	At June 30, 2024, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

SOFR: Secured Overnight Financing Rate

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At June 30, 2024, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
2 Year U.S. Treasury Note	USD	9/30/2024	78	15,881,724	15,929,063	47,339
At June 30, 2024, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
10 Year U.S. Treasury Note	USD	9/19/2024	215	23,419,788	23,646,641	(226,853)
U.S. Treasury Long Bond	USD	9/19/2024	118	13,797,386	13,960,875	(163,489)
Ultra Long U.S. Treasury Bond	USD	9/19/2024	65	8,058,804	8,147,344	(88,540)
Total unrealized depreciation						(478,882)
Currency Abbreviation(s)

USD	United States Dollar
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Government National Mortgage Association	$—	$710,507,735	$—	$710,507,735
Asset-Backed (a)	—	37,135,179	—	37,135,179
Commercial Mortgage-Backed Securities	—	4,629,421	—	4,629,421
Collateralized Mortgage Obligations	—	50,551,978	—	50,551,978
U.S. Government Agency Sponsored Pass-Throughs	—	29,888,659	—	29,888,659
Government & Agency Obligations	—	11,096,548	—	11,096,548
Short-Term Investments	198,791,824	—	—	198,791,824
Derivatives (b)
Futures Contracts	47,339	—	—	47,339
Total	$198,839,163	$843,809,520	$—	$1,042,648,683

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(478,882)	$—	$—	$(478,882)
Total	$(478,882)	$—	$—	$(478,882)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2024 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Futures Contracts
Interest Rate Contracts	$(431,543)
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
GNMA-PH3
R-080548-2 (1/25)